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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brendan J. Spillane
Title: Treasurer
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ Brendan J. Spillane
-----------------------

Princeton, NJ
February 14, 2000

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $594,184


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC
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                                               SCHAFER CAPITAL MANAGEMENT, INC.
                                                              FORM 13F
                                                          December 31, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       COM              020002101    16322   678300 SH       Sole                   678300
Alza Corporation               COM              022615108    15581   450000 SH       Sole                   450000
Amer Home Products             COM              026609107    14683   374100 SH       Sole                   374100
Arrow Electronics              COM              042735100    27754  1093750 SH       Sole                  1093750
Avnet Inc                      COM              053807103    20019   330900 SH       Sole                   330900
BCE Inc.                       COM              05534B109    27282   302500 SH       Sole                   302500
Bank of America                COM              060505104    16958   337900 SH       Sole                   337900
Borg Warner Auto               COM              099724106    19225   474700 SH       Sole                   474700
Burlington Nth'n               COM              12189T104     9666   398600 SH       Sole                   398600
CNH Global NV                  COM              N20935107      220    16500 SH       Sole                    16500
Cadence Design                 COM              127387108    32203  1341800 SH       Sole                  1341800
Canadian National              COM              136375102    12895   486600 SH       Sole                   486600
Chase Manhattan                COM              16161A108    18303   235600 SH       Sole                   235600
Chubb Corp                     COM              171232101    18369   326200 SH       Sole                   326200
Dana Corp                      COM              235811106    16750   559500 SH       Sole                   559500
Diebold Inc.                   COM              253651103      211     9000 SH       Sole                     9000
ECI Telecom Ltd.               COM              268258100    18279   578000 SH       Sole                   578000
Family Dollar Stores           COM              307000109      874    53600 SH       Sole                    53600
Fed Nat Mortgage               COM              313586109    17620   282200 SH       Sole                   282200
FedEx Corp.                    COM              31428X106    17431   425800 SH       Sole                   425800
GTE Corp                       COM              362320103      226     3200 SH       Sole                     3200
General Motors                 COM              370442105    18477   254200 SH       Sole                   254200
Harman Int'l                   COM              413086109      331     5900 SH       Sole                     5900
ICN Pharmaceutical             COM              448924100    18258   721300 SH       Sole                   721300
Jo Ann Stores Inc. Cl-A        COM              47758P109      171    15200 SH       Sole                    15200
Lafarge Corp.                  COM              505862102    17976   650700 SH       Sole                   650700
Lockheed Martin                COM              539830109    14866   679600 SH       Sole                   679600
May Dept. Stores               COM              577778103    17668   547850 SH       Sole                   547850
Maytag Corporation             COM              578592107    19032   396500 SH       Sole                   396500
Mellon Financial Corp          COM              58551A108    17603   516800 SH       Sole                   516800
Merrill Lynch & Co.            COM              590188108    19387   232700 SH       Sole                   232700
Mylan Laboratories             COM              628530107    18855   748600 SH       Sole                   748600
Office Depot                   COM              676220106    18930  1720900 SH       Sole                  1720900
Omnicare, Inc.                 COM              681904108    26443  2203600 SH       Sole                  2203600
Paine Webber Group             COM              695629105      210     5400 SH       Sole                     5400
Partner Re Ltd                 COM              G6852T105    19450   599600 SH       Sole                   599600
Petroleum Geo-Sevices          COM              716597109      240    13500 SH       Sole                    13500
Philips Electronics            COM              500472204      293     2168 SH       Sole                     2168
Raytheon Cl B                  COM              755111408     9995   376300 SH       Sole                   376300
Southdown Inc.                 COM              841297104      212     4100 SH       Sole                     4100
UCAR Int'l Inc.                COM              90262K109    18233  1023600 SH       Sole                  1023600
Wells Fargo & Co               COM              949746101    16680   412500 SH       Sole                   412500
REPORT SUMMARY                 42 DATA RECORDS              594184            1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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